Long-term Debt, Annual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maturities of Long-Term Debt [Line Items]
2015	$ 16,606
2016	32,920
2017	17,870
2018	27,029
2019	25,190
Thereafter	64,328
Total	183,943	152,998
Parent Company [Member]
Maturities of Long-Term Debt [Line Items]
Total	97,275	81,721
Parent Company [Member] | Long-Term Debt Parent [Member]
Maturities of Long-Term Debt [Line Items]
2015	9,014
2016	15,238
2017	13,215
2018	8,312
2019	6,480
Thereafter	44,877
Total	$ 97,136	$ 81,581